VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—84.9%
Aerospace & Defense—1.2%
AeroVironment, Inc. 0.000%, 7/15/30	$7,945	$8,620
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	6,100	9,246
		17,866

Auto Manufacturers—1.1%
Rivian Automotive, Inc. 4.625%, 3/15/29	12,925	16,237
Automobile Components—0.4%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	5,180	5,321
Biotechnology—7.0%
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	7,850	11,542
144A 0.000%, 9/15/28(1)	3,480	3,354
Bridgebio Pharma, Inc.
2.500%, 3/15/27	6,555	12,363
144A 1.750%, 3/1/31(1)	4,805	8,343
Celcuity, Inc. 2.750%, 8/1/31	2,420	5,244
Cogent Biosciences, Inc. 1.625%, 11/15/31	5,830	6,826
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	8,535	10,622
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	11,665	11,662
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	5,310	8,434
144A 0.000%, 12/1/30(1)	7,335	7,812
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	11,985	14,033
		100,235

Commercial Services—2.2%
Affirm Holdings, Inc. 0.750%, 12/15/29	8,560	9,471
Block, Inc. 0.250%, 11/1/27	17,365	16,054
Shift4 Payments, Inc. 0.500%, 8/1/27	6,260	6,016
		31,541

Computers—9.6%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	14,510	15,504
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	21,905	46,877
Parsons Corp. 2.625%, 3/1/29	9,505	9,771
Super Micro Computer, Inc. 3.500%, 3/1/29	8,985	7,985
Western Digital Corp. 3.000%, 11/15/28	10,245	46,961
	Par Value	Value

Computers—continued
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	$11,495	$10,753
		137,851

Diversified REITs—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	14,055	14,252
Electric Utilities—5.5%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	9,285	9,847
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	22,495	27,916
Southern Co. (The) 144A 3.250%, 6/15/28(1)	22,800	22,755
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	17,465	17,692
		78,210

Electronics—2.1%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	10,100	12,504
OSI Systems, Inc.
2.250%, 8/1/29	4,460	6,614
144A 0.500%, 2/1/31(1)	10,750	10,569
		29,687

Energy-Alternate Sources—0.8%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	3,135	4,522
Eos Energy Enterprises, Inc. 144A 1.750%, 12/1/31(1)	6,810	6,589
		11,111

Engineering & Construction—1.0%
Granite Construction, Inc. 3.250%, 6/15/30	8,975	14,315
Entertainment—3.4%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	9,845	8,993
IMAX Corp. 144A 0.750%, 11/15/30(1)	11,705	12,800
Live Nation Entertainment, Inc. 2.875%, 1/15/30	25,815	27,119
		48,912

Financial Services—4.4%
Coinbase Global, Inc.
0.500%, 6/1/26	20,245	20,194
144A 0.000%, 10/1/29(1)	11,000	10,206
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	10,440	7,888
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	13,505	17,417
	Par Value	Value

Financial Services—continued
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	$6,535	$6,689
		62,394

Health Care REITs—2.5%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	23,210	35,047
Healthcare-Products—4.9%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	9,860	15,083
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	12,400	15,134
Guardant Health, Inc.
1.250%, 2/15/31	7,750	14,175
144A 0.000%, 5/15/33(1)	2,635	2,889
iRhythm Technologies, Inc. 1.500%, 9/1/29	8,140	11,355
Repligen Corp. 1.000%, 12/15/28	4,905	5,359
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	5,680	6,052
		70,047

Home Builders—0.5%
Meritage Homes Corp. 1.750%, 5/15/28	7,545	7,420
Industrial REITs—0.8%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	11,065	11,004
Internet—7.0%
Airbnb, Inc. 0.000%, 3/15/26(2)	16,100	15,931
Alibaba Group Holding Ltd. 0.500%, 6/1/31	7,985	12,401
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	10,070	10,518
Expedia Group, Inc. 0.000%, 2/15/26	21,870	24,396
Trip.com Group Ltd. 0.750%, 6/15/29	8,930	10,980
Uber Technologies, Inc. 0.875%, 12/1/28	10,550	13,683
Wayfair, Inc. 3.250%, 9/15/27	7,120	11,846
		99,755

Investment Companies—2.2%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	7,095	8,425
IREN Ltd. 144A 0.000%, 7/1/31(1)	13,215	9,786
Riot Platforms, Inc. 0.750%, 1/15/30	6,225	7,026
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	6,720	5,813
		31,050

See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Leisure Time—0.7%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	$10,630	$10,252
Machinery-Construction & Mining—1.5%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	14,800	12,876
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	9,730	9,273
		22,149

Media—0.5%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	5,195	6,572
Metal Fabricate/Hardware—0.4%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	4,020	6,050
Mining—1.0%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	6,775	8,709
MP Materials Corp. 144A 3.000%, 3/1/30(1)	2,490	6,209
		14,918

Miscellaneous Manufacturing—0.8%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	11,445	11,851
Office REITs—0.7%
Boston Properties LP 144A 2.000%, 10/1/30(1)	10,035	9,689
Oil, Gas & Consumable Fuels—0.7%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	9,175	9,920
Personal Care Product—0.4%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)(2)	7,070	6,089
Pharmaceuticals—1.6%
Jazz Investments I Ltd. 3.125%, 9/15/30	12,460	16,584
Zoetis, Inc. 144A 0.250%, 6/15/29(1)	6,770	6,956
		23,540

Retail—0.2%
Burlington Stores, Inc. 1.250%, 12/15/27	2,170	3,214
Semiconductors—5.6%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	7,330	8,151
Impinj, Inc. 144A 0.000%, 9/15/29(1)	6,625	6,800
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	10,360	12,564
	Par Value	Value

Semiconductors—continued
MKS, Inc. 1.250%, 6/1/30	$11,325	$14,445
Nova Ltd. 144A 0.000%, 9/15/30(1)	7,075	8,798
Semtech Corp. 144A 0.000%, 10/15/30(1)	11,725	12,423
Synaptics, Inc. 0.750%, 12/1/31	7,085	7,460
Veeco Instruments, Inc. 2.875%, 6/1/29	7,580	9,373
		80,014

Software—10.2%
Alignment Healthcare, Inc. 4.250%, 11/15/29	9,150	13,862
BILL Holdings, Inc. 0.000%, 4/1/30(2)	10,765	9,887
Cloudflare, Inc. 0.000%, 8/15/26	18,640	21,881
Confluent, Inc. 0.000%, 1/15/27(2)	8,050	7,817
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	10,810	10,229
Datadog, Inc. 0.000%, 12/1/29(2)	17,470	17,426
Guidewire Software, Inc. 1.250%, 11/1/29	6,785	7,460
Snowflake, Inc. 0.000%, 10/1/29	12,075	18,644
Strategy, Inc.
0.000%, 12/1/29(2)	23,740	19,434
144A 0.000%, 3/1/30(1)	7,185	6,197
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	9,255	13,373
		146,210

Telecommunications—2.1%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	8,670	8,638
InterDigital, Inc. 3.500%, 6/1/27	2,050	8,447
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	9,410	13,480
		30,565

Water Utilities—0.9%
American Water Capital Corp. 3.625%, 6/15/26	12,330	12,278
Total Convertible Bonds and Notes (Identified Cost $1,076,719)		1,215,566

	Shares
Convertible Preferred Stocks—11.7%
Aerospace & Defense—2.0%
Boeing Co. (The), 6.000%	422,620	29,186
Banks—2.8%
Wells Fargo & Co. Series L, 7.500%	33,480	40,578
	Shares	Value
Capital Markets—1.5%
Ares Management Corp. Series B, 6.750%	154,780	$7,801
KKR & Co., Inc. Series D, 6.250%	256,905	13,318
		21,119

Chemicals—0.7%
Albemarle Corp., 7.250%	155,080	9,210
Electric Utilities—2.0%
NextEra Energy, Inc., 7.299%	135,090	6,994
PG&E Corp. Series A, 6.000%	436,575	17,900
Southern Co. (The) Series A, 7.125%	58,885	2,965
		27,859

Financial Services—0.2%
Shift4 Payments, Inc., 6.000%	39,285	3,143
Healthcare Providers & Services—0.9%
BrightSpring Health Services, Inc., 6.750%	101,815	12,850
Semiconductors & Semiconductor Equipment—0.8%
Microchip Technology, Inc., 7.500%	186,605	10,875
Software—0.2%
Strategy, Inc., 8.000%	36,705	2,891
Trading Companies & Distributors—0.6%
QXO, Inc., 5.500%	159,325	8,787
Total Convertible Preferred Stocks (Identified Cost $150,434)		166,498

Total Long-Term Investments—96.6% (Identified Cost $1,227,153)		1,382,064

TOTAL INVESTMENTS—96.6% (Identified Cost $1,227,153)		$1,382,064
Other assets and liabilities, net—3.4%		49,235
NET ASSETS—100.0%		$1,431,299

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $605,615 or 42.3% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Country Weightings†
United States	93%
Bermuda	2
Israel	2
Cayman Islands	1
Canada	1
Australia	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,215,566	$—	$1,215,566
Equity Securities:
Convertible Preferred Stocks	166,498	166,498	—
Total Investments	$1,382,064	$166,498	$1,215,566
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.